Revenues - Summary of Disaggregated Revenue by Type and by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Total Revenues	$ 8,252	$ 8,012	$ 8,437
Circulation and subscription
Disaggregation of Revenue [Line Items]
Total Revenues	2,909	2,818	2,714
Advertising
Disaggregation of Revenue [Line Items]
Total Revenues	1,400	1,473	1,594
Consumer
Disaggregation of Revenue [Line Items]
Total Revenues	2,000	1,899	2,106
Real estate
Disaggregation of Revenue [Line Items]
Total Revenues	1,284	1,189	1,347
Other
Disaggregation of Revenue [Line Items]
Total Revenues	659	633	676
Dow Jones
Disaggregation of Revenue [Line Items]
Total Revenues	2,231	2,153	2,004
Dow Jones | Circulation and subscription
Disaggregation of Revenue [Line Items]
Total Revenues	1,771	1,689	1,516
Dow Jones | Advertising
Disaggregation of Revenue [Line Items]
Total Revenues	405	413	449
Dow Jones | Consumer
Disaggregation of Revenue [Line Items]
Total Revenues	0	0	0
Dow Jones | Real estate
Disaggregation of Revenue [Line Items]
Total Revenues	0	0	0
Dow Jones | Other
Disaggregation of Revenue [Line Items]
Total Revenues	55	51	39
Digital Real Estate Services
Disaggregation of Revenue [Line Items]
Total Revenues	1,658	1,539	1,741
Digital Real Estate Services | Circulation and subscription
Disaggregation of Revenue [Line Items]
Total Revenues	10	12	13
Digital Real Estate Services | Advertising
Disaggregation of Revenue [Line Items]
Total Revenues	136	140	135
Digital Real Estate Services | Consumer
Disaggregation of Revenue [Line Items]
Total Revenues	0	0	0
Digital Real Estate Services | Real estate
Disaggregation of Revenue [Line Items]
Total Revenues	1,284	1,189	1,347
Digital Real Estate Services | Other
Disaggregation of Revenue [Line Items]
Total Revenues	228	198	246
Book Publishing
Disaggregation of Revenue [Line Items]
Total Revenues	2,093	1,979	2,191
Book Publishing | Circulation and subscription
Disaggregation of Revenue [Line Items]
Total Revenues	0	0	0
Book Publishing | Advertising
Disaggregation of Revenue [Line Items]
Total Revenues	0	0	0
Book Publishing | Consumer
Disaggregation of Revenue [Line Items]
Total Revenues	2,000	1,899	2,106
Book Publishing | Real estate
Disaggregation of Revenue [Line Items]
Total Revenues	0	0	0
Book Publishing | Other
Disaggregation of Revenue [Line Items]
Total Revenues	93	80	85
News Media
Disaggregation of Revenue [Line Items]
Total Revenues	2,270	2,341	2,501
News Media | Circulation and subscription
Disaggregation of Revenue [Line Items]
Total Revenues	1,128	1,117	1,185
News Media | Advertising
Disaggregation of Revenue [Line Items]
Total Revenues	859	920	1,010
News Media | Consumer
Disaggregation of Revenue [Line Items]
Total Revenues	0	0	0
News Media | Real estate
Disaggregation of Revenue [Line Items]
Total Revenues	0	0	0
News Media | Other
Disaggregation of Revenue [Line Items]
Total Revenues	283	304	306
Other
Disaggregation of Revenue [Line Items]
Total Revenues	0	0	0
Other | Circulation and subscription
Disaggregation of Revenue [Line Items]
Total Revenues	0	0	0
Other | Advertising
Disaggregation of Revenue [Line Items]
Total Revenues	0	0	0
Other | Consumer
Disaggregation of Revenue [Line Items]
Total Revenues	0	0	0
Other | Real estate
Disaggregation of Revenue [Line Items]
Total Revenues	0	0	0
Other | Other
Disaggregation of Revenue [Line Items]
Total Revenues	$ 0	$ 0	$ 0